Fees Summary	Dec. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 80,000,000,000
Previously Paid Amount	138.1
Total Fee Amount	8,767,714.15
Total Offset Amount	0
Net Fee	$ 8,767,576.05